Summarized Status of Nonvested Shares and Changes during Periods (Parenthetical) (Detail) - Unvested Restricted Awards - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of stock awards granted in connection with acquisition	[1]	388,211	672,724	1,667,246
Market value of stock awarded granted in connection with acquisition		$ 14.9	$ 20.6	$ 41.3
NetSpend Holdings Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of stock awards granted in connection with acquisition				870,361
Market value of stock awarded granted in connection with acquisition				$ 21.5

[1]	Includes the issuance of approximately 870,361 stock replacement awards in connection with the acquisition of NetSpend in 2013. These awards had a market value of $21.5 million. A portion of the expense associated with these options has been included as a component of the total purchase price of the NetSpend acquisition. Refer to Note 24.